Initial Public Offering (Details) - Schedule of ordinary shares reflected on the balance sheet - CIK 0001853314 Gesher I Acquisition Corp - USD ($)		3 Months Ended			11 Months Ended
	Oct. 21, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Gross proceeds from IPO	$ 115,000,000			$ 115,000,000
Less:
Proceeds allocated to Public Warrants	(8,165,000)			(8,165,000)
Ordinary shares issuance costs	(10,037,915)			(10,037,915)
Plus:
Accretion of carrying value to redemption value	19,352,915	$ 147,531	$ 10,259	19,355,377	$ 673,042
Ordinary shares subject to possible redemption, 11,500,000 and 0 shares at June 30, 2022 and September 30, 2021, respectively.	$ 116,150,000	$ 116,310,252	$ 116,162,721	$ 116,152,462	$ 116,823,042